Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), and Citigroup Global Markets Inc., Barclays Capital Inc., Barclays Capital Real Estate Inc., Deutsche Bank Securities Inc., and German American Capital Corporation, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the MED Commercial Mortgage Trust 2024-MOB, Commercial Mortgage Pass-Through Certificates, Series 2024-MOB securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 34 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of May 9, 2024.

●	The phrase “Cut-off Date” refers to the date of May 9, 2024.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on April 19, 2024 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2024-MOB Accounting Tape Final.xlsx (provided on April 19, 2024).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.

●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.

●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.

●	The phrase “Ground Lease” refers to a draft or signed ground lease agreement, estoppel, memorandum or summary abstract.

●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.

●	The phrase “Mezzanine Loan Agreement” refers to a draft mezzanine loan agreement and any exhibits or schedules thereof.

●	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.

●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment.

●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From March 20, 2024 through April 19, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

April 19, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

MED 2024-MOB	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Address	Appraisal Report	None
6	City	Appraisal Report	None
7	County	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip	Appraisal Report	None
10	Market	Underwriting File	None
11	Year Built	Appraisal Report; Engineering Report	None
12	Year Renovated	Appraisal Report; Engineering Report	None
13	Total NRA	Underwriting File	None
14	Unit of Measure	None - Company Provided	None
15	Occupancy (%)	Underwriting File	None
16	Occupancy (%) Date	Underwriting File	None
17	Hospital Campus (On/Off)	Underwriting File	None
18	Hospital Campus	Underwriting File	None
19	Hospital Operator / Affiliate	Underwriting File	None
20	% of NRA Leased to Investment Grade Tenants	Recalculation	None
21	% of UW Base Rent from Investment Grade Tenants	Recalculation	None
22	# of tenants	Underwriting File	None
23	WA Lease Expiration Date	Recalculation	None
24	WA Lease Term Remaining	Recalculation	None
25	Ownership Interest	Title Policy	None
26	Ground Lessor	Ground Lease	None
27	Fully Extended Ground Lease Maturity Date	Ground Lease	None
28	Mortgage Loan Closing Date Balance	Loan Agreement	None
29	Mortgage Loan Closing Date Balance per SF	Recalculation	None
30	% of Mortgage Loan Closing Date Balance	Recalculation	None
31	Mortgage Loan Maturity Date Balance	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

MED 2024-MOB	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
32	Mezzanine Loan Closing Date Balance	Mezzanine Loan Agreement	None
33	Mezzanine Loan Closing Date Balance per SF	Recalculation	None
34	% of Mezzanine Loan Closing Date Balance	Recalculation	None
35	Mezzanine Loan Maturity Date Balance	Recalculation	None
36	Total Loan Closing Date Balance	Recalculation	None
37	Total Loan Closing Date Balance per SF	Recalculation	None
38	% of Total Loan Closing Date Balance	Recalculation	None
39	Total Loan Maturity Date Balance	Recalculation	None
40	Individual Appraised Value Date	Appraisal Report	None
41	Aggregate Individual Appraised Value	Appraisal Report	None
42	Aggregate Individual Appraised Value per SF	Recalculation	None
43	Portfolio Appraised Value Date	Appraisal Report	None
44	Portfolio Appraised Value	Appraisal Report	None
45	Portfolio Appraised Value per SF	Recalculation	None
46	Portfolio Appraised Value Premium	Recalculation	None
47	Engineering Report Provider	Engineering Report	None
48	Engineering Report Date	Engineering Report	None
49	Environmental Report Provider	Environmental Report	None
50	Environmental Report Date	Environmental Report	None
51	Phase II Required?	Environmental Report	None
52	Seismic Zone	Seismic Report; Engineering Report	None
53	PML %	Seismic Report	None
54	Origination Date	None - Company Provided	None
55	Assumed One-month Term SOFR	None - Company Provided	None
56	Assumed Mortgage Loan Spread	None - Company Provided	None
57	Mezzanine Loan Spread	None - Company Provided	None
58	Term SOFR Cap	None - Company Provided	None
59	Mortgage Loan Interest Rate at Term SOFR Cap	Recalculation	None
60	Mezzanine Loan Interest Rate at Term SOFR Cap	Recalculation	None
61	Term SOFR Lookback days	Loan Agreement	None
62	Term SOFR Cap Expiration Date	None - Company Provided	None
63	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

MED 2024-MOB	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
64	Amort Type	Loan Agreement	None
65	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
66	Annual Mortgage Loan Debt Service Payment	Recalculation	None
67	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
68	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
69	Monthly Mezzanine Loan Debt Service Payment	Recalculation	None
70	Annual Mezzanine Loan Debt Service Payment	Recalculation	None
71	Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
72	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
73	Monthly Total Loan Debt Service Payment	Recalculation	None
74	Annual Total Loan Debt Service Payment	Recalculation	None
75	Monthly Total Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
76	Annual Total Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
77	Grace Period	Loan Agreement	None
78	First Loan Payment Date	Loan Agreement	None
79	Seasoning	Recalculation	None
80	Original Term to Maturity (Months)	Recalculation	None
81	Remaining Term to Maturity (Months)	Recalculation	None
82	Original Amortization Term (Months)	Not Applicable*	None
83	Remaining Amortization Term (Months)	Not Applicable*	None
84	Original IO Term (Months)	Recalculation	None
85	Remaining IO Term (Months)	Recalculation	None
86	Initial Maturity Date	Loan Agreement	None
87	Floating Rate Component Extensions	Loan Agreement	None
88	Fully Extended Maturity Date	Loan Agreement	None
89	Lockbox	Loan Agreement	None
90	Cash Management Type	Loan Agreement	None
91	Cash Management Trigger	Loan Agreement	None
92	Administrative Fee Rate (%)	Fee Schedule	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

MED 2024-MOB	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
93	Floating Rate Component Prepayment Provision	Loan Agreement	None
94	Partial Release Allowed?	Loan Agreement	None
95	Property Release Description	Loan Agreement	None
96	Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Recalculation	None
97	Mortgage Loan Balloon LTV (Aggregate Individual Values)	Recalculation	None
98	Mortgage Loan Closing Date LTV (Portfolio Value)	Recalculation	None
99	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
100	Total Loan Closing Date LTV (Aggregate Individual Values)	Recalculation	None
101	Total Loan Balloon LTV (Aggregate Individual Values)	Recalculation	None
102	Total Loan Closing Date LTV (Portfolio Value)	Recalculation	None
103	Total Loan Balloon LTV (Portfolio Value)	Recalculation	None
104	Mortgage Loan UW NOI Debt Yield	Recalculation	None
105	Mortgage Loan UW NCF Debt Yield	Recalculation	None
106	Mortgage Loan UW NOI DSCR	Recalculation	None
107	Mortgage Loan UW NCF DSCR	Recalculation	None
108	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
109	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
110	Total Loan UW NOI Debt Yield	Recalculation	None
111	Total Loan UW NCF Debt Yield	Recalculation	None
112	Total Loan UW NOI DSCR	Recalculation	None
113	Total Loan UW NCF DSCR	Recalculation	None
114	Total Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
115	Total Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
116	Initial Tax Escrow	Loan Agreement	None
117	Ongoing Tax Escrow Monthly	None - Company Provided	None
118	Tax Escrow Springing Conditions	Loan Agreement	None
119	Initial Insurance Escrow	Loan Agreement	None
120	Ongoing Insurance Escrow Monthly	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

MED 2024-MOB	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
121	Insurance Escrow Springing Conditions	Loan Agreement	None
122	Initial Immediate Repairs Escrow	None - Company Provided	None
123	Initial CapEx Escrow	Loan Agreement	None
124	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
125	Cap Ex Escrow Springing Conditions	Loan Agreement	None
126	Initial TI/LC Escrow	Loan Agreement	None
127	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
128	TI/LC Escrow Springing Conditions	Loan Agreement	None
129	Initial Other Escrow	None - Company Provided	None
130	Ongoing Other Escrow Monthly	Loan Agreement	None
131	Ongoing Other Escrow Springing Condition	Loan Agreement	None
132	Other Escrow Description	None - Company Provided	None
133	Largest Tenant (by UW Base Rent) Tenant Name	Underwriting File	None
134	Largest Tenant (by UW Base Rent) Lease Exp.	Underwriting File	None
135	Largest Tenant (by UW Base Rent) NRA	Underwriting File	None
136	Largest Tenant (by UW Base Rent) % of NRA	Underwriting File	None
137	Largest Tenant (by UW Base Rent) UW Base Rent	Underwriting File	None
138	Largest Tenant (by UW Base Rent) UW Gross Rent	Underwriting File	None
139	2nd Largest Tenant (by UW Base Rent) Tenant Name	Underwriting File	None
140	2nd Largest Tenant (by UW Base Rent) Lease Exp.	Underwriting File	None
141	2nd Largest Tenant (by UW Base Rent) NRA	Underwriting File	None
142	2nd Largest Tenant (by UW Base Rent) % of NRA	Underwriting File	None
143	2nd Largest Tenant (by UW Base Rent) UW Base Rent	Underwriting File	None
144	2nd Largest Tenant (by UW Base Rent) UW Gross Rent	Underwriting File	None
145	3rd Largest Tenant (by UW Base Rent) Tenant Name	Underwriting File	None
146	3rd Largest Tenant (by UW Base Rent) Lease Exp.	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

MED 2024-MOB	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
147	3rd Largest Tenant (by UW Base Rent) NRA	Underwriting File	None
148	3rd Largest Tenant (by UW Base Rent) % of NRA	Underwriting File	None
149	3rd Largest Tenant (by UW Base Rent) UW Base Rent	Underwriting File	None
150	3rd Largest Tenant (by UW Base Rent) UW Gross Rent	Underwriting File	None
151	Occupancy % 2017	Underwriting File	0.1%
152	Occupancy % 2018	Underwriting File	0.1%
153	Occupancy % 2019	Underwriting File	0.1%
154	Occupancy % 2020	Underwriting File	0.1%
155	Occupancy % 2021	Underwriting File	0.1%
156	Occupancy % 2022	Underwriting File	0.1%
157	Occupancy % 2023	Underwriting File	0.1%
158	Occupancy % UW	Underwriting File	0.1%
159	Base Rent 2018	Underwriting File	$1.00
160	Base Rent 2019	Underwriting File	$1.00
161	Base Rent 2020	Underwriting File	$1.00
162	Base Rent 2021	Underwriting File	$1.00
163	Base Rent 2022	Underwriting File	$1.00
164	Base Rent 2023	Underwriting File	$1.00
165	Base Rent Sponsor 2024 Budget	Underwriting File	$1.00
166	Base Rent UW (In-Place)	Underwriting File	$1.00
167	Potential Income from Vacant Space 2018	Underwriting File	$1.00
168	Potential Income from Vacant Space 2019	Underwriting File	$1.00
169	Potential Income from Vacant Space 2020	Underwriting File	$1.00
170	Potential Income from Vacant Space 2021	Underwriting File	$1.00
171	Potential Income from Vacant Space 2022	Underwriting File	$1.00
172	Potential Income from Vacant Space 2023	Underwriting File	$1.00
173	Potential Income from Vacant Space Sponsor 2024 Budget	Underwriting File	$1.00
174	Potential Income from Vacant Space UW (In-Place)	Underwriting File	$1.00
175	Free Rent 2018	Underwriting File	$1.00
176	Free Rent 2019	Underwriting File	$1.00
177	Free Rent 2020	Underwriting File	$1.00
178	Free Rent 2021	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

MED 2024-MOB	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
179	Free Rent 2022	Underwriting File	$1.00
180	Free Rent 2023	Underwriting File	$1.00
181	Free Rent Sponsor 2024 Budget	Underwriting File	$1.00
182	Free Rent UW (In-Place)	Underwriting File	$1.00
183	Credit Rent Steps 2018	Underwriting File	$1.00
184	Credit Rent Steps 2019	Underwriting File	$1.00
185	Credit Rent Steps 2020	Underwriting File	$1.00
186	Credit Rent Steps 2021	Underwriting File	$1.00
187	Credit Rent Steps 2022	Underwriting File	$1.00
188	Credit Rent Steps 2023	Underwriting File	$1.00
189	Credit Rent Steps Sponsor 2024 Budget	Underwriting File	$1.00
190	Credit Rent Steps UW (In-Place)	Underwriting File	$1.00
191	Rent Steps 2018	Underwriting File	$1.00
192	Rent Steps 2019	Underwriting File	$1.00
193	Rent Steps 2020	Underwriting File	$1.00
194	Rent Steps 2021	Underwriting File	$1.00
195	Rent Steps 2022	Underwriting File	$1.00
196	Rent Steps 2023	Underwriting File	$1.00
197	Rent Steps Sponsor 2024 Budget	Underwriting File	$1.00
198	Rent Steps UW (In-Place)	Underwriting File	$1.00
199	Recoveries 2018	Underwriting File	$1.00
200	Recoveries 2019	Underwriting File	$1.00
201	Recoveries 2020	Underwriting File	$1.00
202	Recoveries 2021	Underwriting File	$1.00
203	Recoveries 2022	Underwriting File	$1.00
204	Recoveries 2023	Underwriting File	$1.00
205	Recoveries Sponsor 2024 Budget	Underwriting File	$1.00
206	Recoveries UW (In-Place)	Underwriting File	$1.00
207	Gross Potential Rent 2018	Underwriting File	$1.00
208	Gross Potential Rent 2019	Underwriting File	$1.00
209	Gross Potential Rent 2020	Underwriting File	$1.00
210	Gross Potential Rent 2021	Underwriting File	$1.00
211	Gross Potential Rent 2022	Underwriting File	$1.00
212	Gross Potential Rent 2023	Underwriting File	$1.00
213	Gross Potential Rent Sponsor 2024 Budget	Underwriting File	$1.00
214	Gross Potential Rent UW (In-Place)	Underwriting File	$1.00
215	Economic Vacancy & Credit Loss 2018	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

MED 2024-MOB	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
216	Economic Vacancy & Credit Loss 2019	Underwriting File	$1.00
217	Economic Vacancy & Credit Loss 2020	Underwriting File	$1.00
218	Economic Vacancy & Credit Loss 2021	Underwriting File	$1.00
219	Economic Vacancy & Credit Loss 2022	Underwriting File	$1.00
220	Economic Vacancy & Credit Loss 2023	Underwriting File	$1.00
221	Economic Vacancy & Credit Loss Sponsor 2024 Budget	Underwriting File	$1.00
222	Economic Vacancy & Credit Loss UW (In-Place)	Underwriting File	$1.00
223	Parking Income 2018	Underwriting File	$1.00
224	Parking Income 2019	Underwriting File	$1.00
225	Parking Income 2020	Underwriting File	$1.00
226	Parking Income 2021	Underwriting File	$1.00
227	Parking Income 2022	Underwriting File	$1.00
228	Parking Income 2023	Underwriting File	$1.00
229	Parking Income Sponsor 2024 Budget	Underwriting File	$1.00
230	Parking Income UW (In-Place)	Underwriting File	$1.00
231	Other Income 2018	Underwriting File	$1.00
232	Other Income 2019	Underwriting File	$1.00
233	Other Income 2020	Underwriting File	$1.00
234	Other Income 2021	Underwriting File	$1.00
235	Other Income 2022	Underwriting File	$1.00
236	Other Income 2023	Underwriting File	$1.00
237	Other Income Sponsor 2024 Budget	Underwriting File	$1.00
238	Other Income UW (In-Place)	Underwriting File	$1.00
239	Effective Gross Income 2018	Underwriting File	$1.00
240	Effective Gross Income 2019	Underwriting File	$1.00
241	Effective Gross Income 2020	Underwriting File	$1.00
242	Effective Gross Income 2021	Underwriting File	$1.00
243	Effective Gross Income 2022	Underwriting File	$1.00
244	Effective Gross Income 2023	Underwriting File	$1.00
245	Effective Gross Income Sponsor 2024 Budget	Underwriting File	$1.00
246	Effective Gross Income UW (In-Place)	Underwriting File	$1.00
247	Management Fee 2018	Underwriting File	$1.00
248	Management Fee 2019	Underwriting File	$1.00
249	Management Fee 2020	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

MED 2024-MOB	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
250	Management Fee 2021	Underwriting File	$1.00
251	Management Fee 2022	Underwriting File	$1.00
252	Management Fee 2023	Underwriting File	$1.00
253	Management Fee Sponsor 2024 Budget	Underwriting File	$1.00
254	Management Fee UW (In-Place)	Underwriting File	$1.00
255	Utilities 2018	Underwriting File	$1.00
256	Utilities 2019	Underwriting File	$1.00
257	Utilities 2020	Underwriting File	$1.00
258	Utilities 2021	Underwriting File	$1.00
259	Utilities 2022	Underwriting File	$1.00
260	Utilities 2023	Underwriting File	$1.00
261	Utilities Sponsor 2024 Budget	Underwriting File	$1.00
262	Utilities UW (In-Place)	Underwriting File	$1.00
263	Maintenance 2018	Underwriting File	$1.00
264	Maintenance 2019	Underwriting File	$1.00
265	Maintenance 2020	Underwriting File	$1.00
266	Maintenance 2021	Underwriting File	$1.00
267	Maintenance 2022	Underwriting File	$1.00
268	Maintenance 2023	Underwriting File	$1.00
269	Maintenance Sponsor 2024 Budget	Underwriting File	$1.00
270	Maintenance UW (In-Place)	Underwriting File	$1.00
271	Real Estate Taxes 2018	Underwriting File	$1.00
272	Real Estate Taxes 2019	Underwriting File	$1.00
273	Real Estate Taxes 2020	Underwriting File	$1.00
274	Real Estate Taxes 2021	Underwriting File	$1.00
275	Real Estate Taxes 2022	Underwriting File	$1.00
276	Real Estate Taxes 2023	Underwriting File	$1.00
277	Real Estate Taxes Sponsor 2024 Budget	Underwriting File	$1.00
278	Real Estate Taxes UW (In-Place)	Underwriting File	$1.00
279	Insurance 2018	Underwriting File	$1.00
280	Insurance 2019	Underwriting File	$1.00
281	Insurance 2020	Underwriting File	$1.00
282	Insurance 2021	Underwriting File	$1.00
283	Insurance 2022	Underwriting File	$1.00
284	Insurance 2023	Underwriting File	$1.00
285	Insurance Sponsor 2024 Budget	Underwriting File	$1.00
286	Insurance UW (In-Place)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

MED 2024-MOB	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
287	Administration 2018	Underwriting File	$1.00
288	Administration 2019	Underwriting File	$1.00
289	Administration 2020	Underwriting File	$1.00
290	Administration 2021	Underwriting File	$1.00
291	Administration 2022	Underwriting File	$1.00
292	Administration 2023	Underwriting File	$1.00
293	Administration Sponsor 2024 Budget	Underwriting File	$1.00
294	Administration UW (In-Place)	Underwriting File	$1.00
295	Ground Rent 2018	Underwriting File	$1.00
296	Ground Rent 2019	Underwriting File	$1.00
297	Ground Rent 2020	Underwriting File	$1.00
298	Ground Rent 2021	Underwriting File	$1.00
299	Ground Rent 2022	Underwriting File	$1.00
300	Ground Rent 2023	Underwriting File	$1.00
301	Ground Rent Sponsor 2024 Budget	Underwriting File	$1.00
302	Ground Rent UW (In-Place)	Underwriting File	$1.00
303	Direct Tenant Charges 2018	Underwriting File	$1.00
304	Direct Tenant Charges 2019	Underwriting File	$1.00
305	Direct Tenant Charges 2020	Underwriting File	$1.00
306	Direct Tenant Charges 2021	Underwriting File	$1.00
307	Direct Tenant Charges 2022	Underwriting File	$1.00
308	Direct Tenant Charges 2023	Underwriting File	$1.00
309	Direct Tenant Charges Sponsor 2024 Budget	Underwriting File	$1.00
310	Direct Tenant Charges UW (In-Place)	Underwriting File	$1.00
311	Non-Recoverable 2018	Underwriting File	$1.00
312	Non-Recoverable 2019	Underwriting File	$1.00
313	Non-Recoverable 2020	Underwriting File	$1.00
314	Non-Recoverable 2021	Underwriting File	$1.00
315	Non-Recoverable 2022	Underwriting File	$1.00
316	Non-Recoverable 2023	Underwriting File	$1.00
317	Non-Recoverable Sponsor 2024 Budget	Underwriting File	$1.00
318	Non-Recoverable UW (In-Place)	Underwriting File	$1.00
319	Other Expenses 2018	Underwriting File	$1.00
320	Other Expenses 2019	Underwriting File	$1.00
321	Other Expenses 2020	Underwriting File	$1.00
322	Other Expenses 2021	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

MED 2024-MOB	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
323	Other Expenses 2022	Underwriting File	$1.00
324	Other Expenses 2023	Underwriting File	$1.00
325	Other Expenses Sponsor 2024 Budget	Underwriting File	$1.00
326	Other Expenses UW (In-Place)	Underwriting File	$1.00
327	Total Operating Expenses 2018	Underwriting File	$1.00
328	Total Operating Expenses 2019	Underwriting File	$1.00
329	Total Operating Expenses 2020	Underwriting File	$1.00
330	Total Operating Expenses 2021	Underwriting File	$1.00
331	Total Operating Expenses 2022	Underwriting File	$1.00
332	Total Operating Expenses 2023	Underwriting File	$1.00
333	Total Operating Expenses Sponsor 2024 Budget	Underwriting File	$1.00
334	Total Operating Expenses UW (In-Place)	Underwriting File	$1.00
335	Net Operating Income 2018	Underwriting File	$1.00
336	Net Operating Income 2019	Underwriting File	$1.00
337	Net Operating Income 2020	Underwriting File	$1.00
338	Net Operating Income 2021	Underwriting File	$1.00
339	Net Operating Income 2022	Underwriting File	$1.00
340	Net Operating Income 2023	Underwriting File	$1.00
341	Net Operating Income Sponsor 2024 Budget	Underwriting File	$1.00
342	Net Operating Income UW (In-Place)	Underwriting File	$1.00
343	Tenant Improvements and Leasing Commissions 2018	Underwriting File	$1.00
344	Tenant Improvements and Leasing Commissions 2019	Underwriting File	$1.00
345	Tenant Improvements and Leasing Commissions 2020	Underwriting File	$1.00
346	Tenant Improvements and Leasing Commissions 2021	Underwriting File	$1.00
347	Tenant Improvements and Leasing Commissions 2022	Underwriting File	$1.00
348	Tenant Improvements and Leasing Commissions 2023	Underwriting File	$1.00
349	Tenant Improvements and Leasing Commissions Sponsor 2024 Budget	Underwriting File	$1.00
350	Tenant Improvements and Leasing Commissions UW (In-Place)	Underwriting File	$1.00
351	Replacement Reserves 2018	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

MED 2024-MOB	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
352	Replacement Reserves 2019	Underwriting File	$1.00
353	Replacement Reserves 2020	Underwriting File	$1.00
354	Replacement Reserves 2021	Underwriting File	$1.00
355	Replacement Reserves 2022	Underwriting File	$1.00
356	Replacement Reserves 2023	Underwriting File	$1.00
357	Replacement Reserves Sponsor 2024 Budget	Underwriting File	$1.00
358	Replacement Reserves UW (In-Place)	Underwriting File	$1.00
359	Net Cash Flow 2018	Underwriting File	$1.00
360	Net Cash Flow 2019	Underwriting File	$1.00
361	Net Cash Flow 2020	Underwriting File	$1.00
362	Net Cash Flow 2021	Underwriting File	$1.00
363	Net Cash Flow 2022	Underwriting File	$1.00
364	Net Cash Flow 2023	Underwriting File	$1.00
365	Net Cash Flow Sponsor 2024 Budget	Underwriting File	$1.00
366	Net Cash Flow UW (In-Place)	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

MED 2024-MOB	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	% of NRA Leased to Investment Grade Tenants	Quotient of (i) sum of investment grade tenant square feet from the Underwriting File and (ii) Total NRA.
21	% of UW Base Rent from Investment Grade Tenants	Quotient of (i) sum of investment grade tenant underwritten base rent from the Underwriting File and (ii) sum of the total underwritten base rent from the Underwriting File.
23	WA Lease Expiration Date	A computation from the Underwriting File in which the lease expiration date for each tenant at each Mortgaged Property was multiplied by the corresponding underwritten base rent. Such amounts were summed and then divided by the aggregate underwritten base rent of the respective Mortgaged Property.
24	WA Lease Term Remaining	Quotient of (i) the count of the number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
29	Mortgage Loan Closing Date Balance per SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total NRA.
30	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
31	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
33	Mezzanine Loan Closing Date Balance per SF	Quotient of (i) Mezzanine Loan Closing Date Balance and (ii) Total NRA.
34	% of Mezzanine Loan Closing Date Balance	Quotient of (i) Mezzanine Loan Closing Date Balance and (ii) the aggregate Mezzanine Loan Closing Date Balance of the Collateral.
35	Mezzanine Loan Maturity Date Balance	Set equal to the Mezzanine Loan Closing Date Balance.
36	Total Loan Closing Date Balance	Sum of (i) Mortgage Loan Closing Date Balance and (ii) Mezzanine Loan Closing Date Balance.
37	Total Loan Closing Date Balance per SF	Quotient of (i) Total Loan Closing Date Balance and (ii) Total NRA.
38	% of Total Loan Closing Date Balance	Quotient of (i) Total Loan Closing Date Balance and (ii) the aggregate Total Loan Closing Date Balance of the Collateral.
39	Total Loan Maturity Date Balance	Set equal to the Total Loan Closing Date Balance.
42	Aggregate Individual Appraised Value per SF	Quotient of (i) Aggregate Individual Appraised Value and (ii) Total NRA.
45	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Total NRA.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

MED 2024-MOB	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
46	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) Aggregate Individual Appraised Value, and (ii) 1.
59	Mortgage Loan Interest Rate at Term SOFR Cap	Sum of (i) the Term SOFR Cap and (ii) the Assumed Mortgage Loan Spread.
60	Mezzanine Loan Interest Rate at Term SOFR Cap	Sum of (i) the Term SOFR Cap and (ii) the Mezzanine Loan Spread.
65	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
66	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Assumed Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
67	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
68	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
69	Monthly Mezzanine Loan Debt Service Payment	Quotient of (i) Annual Mezzanine Loan Debt Service Payment and (ii) 12.
70	Annual Mezzanine Loan Debt Service Payment	Product of (i) Mezzanine Loan Closing Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Mezzanine Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
71	Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
72	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mezzanine Loan Closing Date Balance, (ii) Mezzanine Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
73	Monthly Total Loan Debt Service Payment	Sum of (i) Monthly Mortgage Loan Debt Service Payment and (ii) Monthly Mezzanine Loan Debt Service Payment.
74	Annual Total Loan Debt Service Payment	Sum of (i) Annual Mortgage Loan Debt Service Payment and (ii) Annual Mezzanine Loan Debt Service Payment.
75	Monthly Total Loan Debt Service Payment at Term SOFR Cap	Sum of (i) Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap.
76	Annual Total Loan Debt Service Payment at Term SOFR Cap	Sum of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19

MED 2024-MOB	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
79	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
80	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
81	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
84	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
85	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
96	Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Aggregate Individual Appraised Value.
97	Mortgage Loan Balloon LTV (Aggregate Individual Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Aggregate Individual Appraised Value.
98	Mortgage Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Portfolio Appraised Value.
99	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
100	Total Loan Closing Date LTV (Aggregate Individual Values)	Quotient of (i) Total Loan Closing Date Balance and (ii) Aggregate Individual Appraised Value.
101	Total Loan Balloon LTV (Aggregate Individual Values)	Quotient of (i) Total Loan Maturity Date Balance and (ii) Aggregate Individual Appraised Value.
102	Total Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Total Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
103	Total Loan Balloon LTV (Portfolio Value)	Quotient of (i) Total Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
104	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Closing Date Balance.
105	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Closing Date Balance.
106	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment.
107	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment.
108	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
109	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
110	Total Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Total Loan Closing Date Balance.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	20

MED 2024-MOB	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
111	Total Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Total Loan Closing Date Balance.
112	Total Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Annual Total Loan Debt Service Payment.
113	Total Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Annual Total Loan Debt Service Payment.
114	Total Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Annual Total Loan Debt Service Payment at Term SOFR Cap.
115	Total Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Annual Total Loan Debt Service Payment at Term SOFR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	21